Condensed Statements of Stockholders' Equity (unaudited) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Series A Redeemable Convertible Preferred Stock
Stock issuance costs		$ 4	$ 200
Series B Redeemable Convertible Preferred Stock
Stock issuance costs	$ 200	$ 226